Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	$ 28,600	$ 16,700	$ 28,624	$ 16,731
Writedown of assets and lease loss accrual (benefit), net			2,978	1,032	(9,704)
Employee Severance [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	17,700
Writedown Lease and Contract Termination [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	2,700
Writedown of assets and lease loss accrual (benefit), net					2,400
Capitalized Software, Intangible Asset And Goodwill [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Restructuring charges	8,300
Writedown of assets and lease loss accrual (benefit), net					700
Discontinuation of Libertas Trade name [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net			1,300	300
Excess Real Estate capacity [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net				700
Jersey City lease [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net					13,100
Knight Direct lease [Member]
Restructuring Writedown of Assets and Lease Loss Accrual (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net					$ 300